Janus Detroit Street Trust

Janus Henderson Small Cap Growth Alpha ETF

Janus Henderson Small/Mid Cap Growth Alpha ETF

Supplement dated February 28, 2024

to Currently Effective Prospectuses

Until May 1, 2024, when this supplement automatically expires, the following information is included in the prospectuses for Janus Henderson Small Cap Growth Alpha ETF and Janus Henderson Small/Mid Cap Growth ETF (each a “Fund”, together the “Funds”).

1.	Under “Management” in the Fund Summary section of each Fund’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Managers: Benjamin Wang, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since inception. Scott M. Weiner, DPhil, is Co-Portfolio Manager of the Fund, which he has co-managed since inception.

2.	Under “Investment Personnel” in the Management of the Fund section of the Funds’ prospectuses, the following paragraph replaces the first paragraph in its entirety:

Co-Portfolio Managers Benjamin Wang and Scott M. Weiner jointly share responsibility for the day-to-day management of the Funds, with no limitation on the authority of one co-portfolio manager in relation to the other.

3.	Under “Investment Personnel” in the Management of the Fund section of the Funds’ prospectuses, the following paragraph replaces the third paragraph in its entirety:

Scott M. Weiner, DPhil, is Co-Portfolio Manager of the Janus Henderson Small Cap Growth Alpha ETF and Janus Henderson Small/Mid Cap Growth Alpha ETF, which he has co-managed since their inceptions. He is also Portfolio Manager of other Janus Henderson accounts. Mr. Weiner holds an Economics degree from the Wharton School of the University of Pennsylvania, a Master’s degree in Economics from the University of Oxford, and also received his Doctorate in Economics from the University of Oxford.

Please retain this Supplement with your records.

Janus Detroit Street Trust

Janus Henderson Small Cap Growth Alpha ETF

Janus Henderson Small/Mid Cap Growth Alpha ETF

Supplement dated February 28, 2024

to Currently Effective Statement of Additional Information

Until May 1, 2024, when this supplement automatically expires, the following information is included in the statement of additional information (the “SAI”) for Janus Henderson Small Cap Growth Alpha ETF and Janus Henderson Small/Mid Cap Growth ETF (each a “Fund”, together the “Funds”).

1.	Under “Janus Henderson Investment Personnel” in the Trustees and Officers section of the Funds’ SAI, the following information is added to the table under the heading “Other Accounts Managed” in alphabetical order:

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Scott M. Weiner	Number of Other Accounts Managed Assets in Other Accounts Managed	3 $723.18M	1 $14.54M	None None

2.	Under “Ownership of Securities” in the Trustees and Officers section of the Funds’ SAI, the following information is added in alphabetical order:

Investment Personnel	Dollar Range of Equity Securities in the Fund(s) Managed
Scott M. Weiner	Janus Henderson Small Cap Growth Alpha ETF Janus Henderson Small/Mid Cap Growth Alpha ETF	None None

Please retain this Supplement with your records.

Janus Detroit Street Trust

Janus Henderson Short Duration Income ETF

 Supplement dated February 28, 2024

to Currently Effective Prospectuses

Until March 1, 2024, when this supplement automatically expires, the following information is included in the prospectuses for Janus Henderson Short Duration Income ETF (the "Fund"):

1.	Under "Management" in the Fund Summary section of the Fund's prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Management: Daniel Siluk is Co-Portfolio Manager of the Fund, which he has co-managed since inception. Jason England is Co-Portfolio Manager of the Fund, which he has co-managed since November 2018.

2.	Under "Investment Personnel" in the Management of the Fund section of the Fund's prospectuses, the following paragraph replaces the first paragraph in its entirety:

Co-Portfolio Managers Daniel Siluk and Jason England are jointly responsible for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

3.	Under "Investment Personnel" in the Management of the Funds section of the Fund's prospectuses, the following paragraph replaces the second paragraph in its entirety:

Jason England is Co-Portfolio Manager of Janus Henderson Short Duration Income ETF, which he has co-managed since November 2018. Mr. England is also Portfolio Manager of other Janus Henderson accounts. Prior to joining the Adviser in 2017, Mr. England was with Pacific Investment Management Company LLC, most recently as senior vice president and portfolio manager for core sector fund separate account portfolios. Mr. England holds a Bachelor of Science degree in Business Administration and Finance and a Master of Business Administration degree from the University of Southern California Marshall School of Business.

Please retain this Supplement with your records.

Janus Detroit Street Trust

Janus Henderson Short Duration Income ETF

Supplement dated February 28, 2024

to Currently Effective Statement of Additional Information

Until March 1, 2024, when this supplement automatically expires, the following information is included in the statement of additional information (the “SAI”) for Janus Henderson Short Duration Income ETF (the “Fund”):

1.	Under “Janus Henderson Investment Personnel” in the Trustees and Officers section of the Fund’s SAI, the following information is added to the table under the heading “Other Accounts Managed” in alphabetical order:

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Jason England	Number of Other Accounts Managed Assets in Other Accounts Managed	1 $55.51M	3 $151.58M	1 $906.33M

2.	Under “Ownership of Securities” in the Trustees and Officers section of the Fund’s SAI, the following information is added in alphabetical order:

Investment Personnel	Dollar Range of Equity Securities in the Fund Managed
Jason England	$100,001-$500,000

Please retain this Supplement with your records.